Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Owned assets	$ 555,308		$ 555,308		$ 551,525
Owned assets available to be leased	482,091		482,091		456,251	$ 446,904
Total	1,037,399		1,037,399		1,007,776
Depreciation expense	13,300	$ 13,800	26,800	$ 28,700	55,700	56,800
Land
Property and Equipment
Owned assets	19,643		19,643		19,643
Owned assets available to be leased	21,831		21,831		21,831	21,831
Total	41,474		41,474		41,474
Building and Building Improvements
Property and Equipment
Owned assets	281,450		281,450		282,314
Owned assets available to be leased	355,244		355,244		354,959	$ 353,507
Total	$ 636,694		$ 636,694		$ 637,273
Building and Building Improvements | Minimum
Property and Equipment
Estimated useful life	15 years		15 years		15 years	15 years
Building and Building Improvements | Maximum
Property and Equipment
Estimated useful life	39 years		39 years		39 years	39 years
Leasehold Improvements
Property and Equipment
Owned assets	$ 75,860		$ 75,860		$ 72,455
Owned assets available to be leased	62,062		62,062		61,876	$ 59,492
Total	$ 137,922		$ 137,922		$ 134,331
Leasehold Improvements | Minimum
Property and Equipment
Estimated useful life	15 years		15 years		15 years
Leasehold Improvements | Maximum
Property and Equipment
Estimated useful life	39 years		39 years		39 years
Furniture and Fixtures
Property and Equipment
Owned assets	$ 178,063		$ 178,063		$ 176,227
Owned assets available to be leased	8,243		8,243		8,061	7,469
Total	$ 186,306		$ 186,306		$ 184,288
Furniture and Fixtures | Minimum
Property and Equipment
Estimated useful life	5 years		5 years		5 years
Furniture and Fixtures | Maximum
Property and Equipment
Estimated useful life	7 years		7 years		7 years
Construction in Progress
Property and Equipment
Owned assets	$ 292		$ 292		$ 886
Owned assets available to be leased	34,711		34,711		9,524	$ 4,605
Total	$ 35,003		$ 35,003		$ 10,410